Note 12 - Transfers of the cumulative gains or losses within equity during the period (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Transfers of the cumulative gains or losses within equity during the period [Abstract]
Cumulative gains or losses within equity during the period	€ 0